SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - Warrants [Member] - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Share purchase warrants outstanding and exercisable		3,484,500
July 17, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jul. 17, 2018
Exercise Price per Share	$ 0.15
Share purchase warrants outstanding and exercisable		3,484,500